Share Purchase Warrants and Stock Options - Schedule of Share Purchase Warrants Outstanding (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	166,444
Warrant Expiry Date [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	800
Exercise price | $ / shares	$ 62.5
Issuance Date	Dec. 14, 2021
Expiry date	Dec. 14, 2024
Remaining life
Warrant Expiry Date One [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	1,600
Exercise price | $ / shares	$ 62.5
Issuance Date	Dec. 14, 2021
Expiry date	Dec. 14, 2024
Remaining life
Warrant Expiry Date Two [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	50,000
Exercise price | $ / shares	$ 25
Issuance Date	Nov. 18, 2022
Expiry date	Nov. 18, 2027
Remaining life	2 years 10 months 17 days
Warrant Expiry Date Three [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	28,000
Exercise price | $ / shares	$ 37.5
Issuance Date	Sep. 25, 2023
Expiry date	Sep. 25, 2028
Remaining life	3 years 8 months 26 days
Warrant Expiry Date Four [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	18,000
Exercise price | $ / shares	$ 37.5
Issuance Date	Sep. 25, 2023
Expiry date	Sep. 25, 2028
Remaining life	3 years 8 months 26 days
Warrant Expiry Date Five [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	2,800
Exercise price | $ / shares	$ 37.5
Issuance Date	Sep. 25, 2023
Expiry date	Sep. 25, 2028
Remaining life	3 years 8 months 26 days
Warrant Expiry Date Six [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	3,416
Exercise price | $ / shares	$ 37.5
Issuance Date	Sep. 25, 2023
Expiry date	Sep. 25, 2028
Remaining life	3 years 8 months 26 days
Warrant Expiry Date Seven [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	4,267
Exercise price | $ / shares	$ 31.25
Issuance Date	Dec. 07, 2023
Expiry date	Dec. 07, 2028
Remaining life	3 years 11 months 8 days
Warrant Expiry Date Eight [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	563
Exercise price | $ / shares	$ 31.25
Issuance Date	Dec. 07, 2023
Expiry date	Dec. 07, 2028
Remaining life	3 years 11 months 8 days
Warrant Expiry Date Nine [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	2,133
Exercise price | $ / shares	$ 31.25
Issuance Date	Dec. 11, 2023
Expiry date	Dec. 11, 2028
Remaining life	3 years 11 months 12 days
Warrant Expiry Date Ten [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	282
Exercise price | $ / shares	$ 31.25
Issuance Date	Dec. 11, 2023
Expiry date	Dec. 11, 2028
Remaining life	3 years 11 months 12 days
Warrant Expiry Date Eleven [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	3,360
Exercise price | $ / shares	$ 31.25
Issuance Date	Jan. 11, 2024
Expiry date	Jan. 11, 2029
Remaining life	4 years 10 days
Warrant Expiry Date Twelve [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	443
Exercise price | $ / shares	$ 31.25
Issuance Date	Jan. 11, 2024
Expiry date	Jan. 11, 2029
Remaining life	4 years 10 days
Warrant Expiry Date Thirteen [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	10,800
Exercise price | $ / shares	$ 13.9
Issuance Date	May 09, 2024
Expiry date	May 09, 2029
Remaining life	4 years 4 months 9 days
Warrant Expiry Date Fourteen [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	22,000
Exercise price | $ / shares	$ 10
Issuance Date	May 16, 2024
Expiry date	May 16, 2029
Remaining life	4 years 4 months 17 days
Warrant Expiry Date Fifteen [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	16,240
Exercise price | $ / shares	$ 12.5
Issuance Date	May 23, 2024
Expiry date	May 23, 2029
Remaining life	4 years 4 months 20 days
Warrant Expiry Date Sixteen [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	1,740
Exercise price | $ / shares	$ 11.28
Issuance Date	Jun. 19, 2024
Expiry date	Jun. 19, 2029
Remaining life	4 years 5 months 19 days